                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                              ENDED MAY 31, 2001

SCUDDER MUNICIPAL
INCOME TRUST

                      "The Fed's interest rate cuts led to a significant rise in municipal bond sales in the first half of 2001."

                                                      [SCUDDER INVESTMENTS LOGO]

                                                                       CONTENTS



                                                                              3
                                                              ECONOMIC OVERVIEW



                                                                              5
                                                             PERFORMANCE UPDATE



                                                                              7
                                                          PORTFOLIO COMPOSITION



                                                                              8
                                                               LARGEST HOLDINGS



                                                                              9
                                                       PORTFOLIO OF INVESTMENTS



                                                                             18
                                                           FINANCIAL STATEMENTS



                                                                             21
                                                           FINANCIAL HIGHLIGHTS



                                                                             22
                                                  NOTES TO FINANCIAL STATEMENTS



                                                                             24
                                                          SHAREHOLDERS' MEETING
AT A GLANCE

TERMS TO KNOW

 SCUDDER MUNICIPAL INCOME TRUST TOTAL RETURNS
 FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2001.

                            .
    BASED ON NET ASSET VALUE                   6.41%
 .........................................................
    BASED ON MARKET PRICE                     11.77%
 .........................................................

 NET ASSET VALUE AND MARKET PRICE

                                    AS OF     AS OF
                                   5/31/01   11/30/00
 .........................................................
    NET ASSET VALUE                 $11.65     $11.30
 .........................................................
    MARKET PRICE                    $11.10     $10.25
 .........................................................

RETURNS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. MARKET PRICE, DISTRIBUTION RATES, NET ASSET VALUE AND RETURNS FLUCTUATE. ADDITIONAL INFORMATION CONCERNING PERFORMANCE IS CONTAINED IN THE FINANCIAL HIGHLIGHTS APPEARING AT THE END OF THIS REPORT.

 DIVIDEND REVIEW

 THE FOLLOWING TABLE SHOWS PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE TRUST AS OF MAY 31, 2001.

                          .
    SIX-MONTHS INCOME                        $0.36
 ......................................................
    MAY DIVIDEND                             $0.06
 ......................................................
    ANNUALIZED DISTRIBUTION RATE
    (BASED ON NET ASSET VALUE)               6.18%
 ......................................................
    ANNUALIZED DISTRIBUTION RATE
    (BASED ON MARKET PRICE)                  6.49%
 ......................................................
    TAX-EQUIVALENT DISTRIBUTION RATE
    (BASED ON NET ASSET VALUE AND A 37.1%
    FEDERAL INCOME TAX RATE)                 2.29%
 ......................................................
    TAX-EQUIVALENT DISTRIBUTION RATE
    (BASED ON MARKET PRICE AND A 37.1%
    FEDERAL INCOME TAX RATE)                 2.41%
 ......................................................

STATISTICAL NOTE: CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN ANNUALIZED PERCENTAGE OF NET ASSET VALUE/MARKET PRICE ON THE DATE SHOWN. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. TOTAL RETURN MEASURES AGGREGATE CHANGE IN NET ASSET VALUE/MARKET PRICE ASSUMING REINVESTMENT OF DIVIDENDS.

INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES AND A PORTION OF THE INCOME MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX FOR CERTAIN INVESTORS.

BASIS POINT The movement of interest rates or yields expressed in hundredths of a percent. For example, an increase in yield from 5 percent to 6 percent is 100 basis points.

DURATION A measure of the interest rate sensitivity of a portfolio, incorporating time to maturity and coupon size. The longer a portfolio's duration, the greater its sensitivity to interest rate changes.

INVERTED YIELD CURVE A market phenomenon in which intermediate-term bonds (securities with one- to 10-year maturities) have higher income potential and current yields than long-term bonds (securities with 10- to 30-year maturities). Historically, it has occurred during a period of rising short-term interest rates and been viewed as an indicator of a future economic slowdown.

YIELD A measure of the net investment income per share earned over a specific one-month or 30-day period expressed as an annualized percentage of the maximum offering price of the trust's shares at the end of the period.

ZURICH SCUDDER INVESTMENTS, INC., A LEADING GLOBAL INVESTMENT MANAGEMENT FIRM, IS A MEMBER OF THE ZURICH FINANCIAL SERVICES GROUP. ZURICH SCUDDER INVESTMENTS IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS IN THE WORLD, MANAGING MORE THAN $360 BILLION IN ASSETS FOR CORPORATE CLIENTS, RETIREMENT AND PENSION PLANS, INSURANCE COMPANIES, MUTUAL FUND INVESTORS AND INDIVIDUALS WORLDWIDE. HEADQUARTERED IN NEW YORK, ZURICH SCUDDER INVESTMENTS OFFERS A FULL RANGE OF INVESTMENT COUNSEL AND ASSET MANAGEMENT CAPABILITIES, BASED ON A COMBINATION OF PROPRIETARY RESEARCH AND DISCIPLINED, LONG-TERM INVESTMENT STRATEGIES. HEADQUARTERED IN ZURICH, SWITZERLAND, ZURICH FINANCIAL SERVICES GROUP IS ONE OF THE GLOBAL LEADERS IN THE FINANCIAL SERVICES INDUSTRY, PROVIDING ITS CUSTOMERS WITH PRODUCTS AND SOLUTIONS IN THE AREA OF FINANCIAL PROTECTION AND ASSET ACCUMULATION.
ECONOMIC OVERVIEW

DEAR SHAREHOLDER:

The plot thickens. Can the Economy in Distress hold out until our hero, Monetary and Fiscal Policy, rides to the rescue?

  Actually, we think this story can have a happy ending, although maintaining that optimism requires a leap of faith. There's no economic evidence that a bottom is near. But all of the monetary indicators -- such as a steep yield curve, exploding money supply growth and record bond issuance -- give us hope. And now we have a tax cut. This suggests that the economy will escape recession -- but just barely. We expect economic growth to average just under 2 percent for the next 18 months -- and this slow advance will curtail inflation, which we expect to rise just 2.5 percent in 2002.

  Why is aggressive monetary and fiscal policy likely to produce such anemic growth? The answer is that even Federal Reserve Board Chairman Alan Greenspan can't fix everything, especially when a certain global villain is at work. Who is this malefactor? Oil. It's likely that purchasing power in the developed world was drained by the recent jump in oil prices.

  But oil's not the only culprit. When the United States ran into trouble, so did other countries. For example, European politicians continue to focus on politics, not economics. And the Japanese government has let structural problems fester during the last 10 years. We now see near-recession conditions almost everywhere.

  You might expect the dollar to decline as other countries become more dependent on the United States and increase the number of goods they sell here -- but astonishingly, it hasn't. That's not necessarily good news, however. More than 30 percent of U.S. corporate profits are earned abroad, and when the dollar rises, those earnings are worth less. Non-American companies also take advantage of their weaker currencies to aggressively price exports to the United States. That undercuts American companies' pricing power and ravages revenue growth. The result is a humdinger of a profits recession. We expect S&P 500 operating profits to be down 15 percent this year as a whole.

  One result of the profit recession is that executives are trying to restore profitability by cutting costs. This hurts the economy. They first go after travel and entertainment, affecting hotels, airlines and restaurants. Next in line are capital spending and payroll, so we expect the unemployment rate to rise from 4.5 percent to 5.5 percent by the end of next year.

  When unemployment rises, consumers feel the heat. Consumer spending won't decrease drastically, because Uncle Sam is putting almost $40 billion in the mail this summer. Still, they won't spend too much. We expect consumption growth through the end of next year to hover around 2 percent.

 ECONOMIC GUIDEPOSTS

   ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.
       THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.



   [BAR GRAPH]

                                           NOW (6/30/01)           6 MONTHS AGO            1 YEAR AGO            2 YEARS AGO
                                           -------------           ------------            ----------            -----------
10-year Treasury rate1                           5.3                    5.2                    6.1                    5.9
Prime rate2                                     6.75                    9.5                    9.5                   7.75
Inflation rate3*                                 3.6                    3.4                    3.2                      2
The U.S. dollar4                                 9.6                    8.6                    0.6                   -1.8
Capital goods orders5*                          -9.2                   14.3                   14.1                   -0.2
Industrial production 5*                        -2.8                    4.4                    6.4                    3.6
Employment growth6                               0.3                    1.5                    2.5                    2.4

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.
(2) THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.
(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.
(4) CHANGES IN THE EXCHANGE VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.
(5) THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.
(6) AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.
(7) THE TWO INTEREST RATES, EMPLOYMENT PLUS THE US DOLLAR HAVE DATA THROUGH JUNE, ALL THE OTHERS ONLY GO THROUGH MAY. THEREFORE "6 MONTHS AGO" FOR THE TWO INTEREST RATES, THE DOLLAR AND EMPLOYMENT IS DECEMBER; FOR THE OTHERS (EXCEPT CAPITAL GOODS), IT'S NOVEMBER.
*DATA AS OF 5/31/01.


SOURCE: ECONOMICS DEPARTMENT, ZURICH SCUDDER INVESTMENTS, INC.

                                                               ECONOMIC OVERVIEW

  Because consumption is two-thirds of the economy, it sets the pace for gross domestic product (GDP). And 2 percent GDP growth will not foster inflation. While many myths about the new economy were exaggerated, its disinflationary tendencies were not. We know that inflation is a complex phenomenon, but we don't believe it can survive under conditions of slow growth.

  Moderate growth with low inflation is not a bad end to our story. We doubt that it will feel very satisfying, however. Monetary and Fiscal Policy may well rescue the Economy in Distress, but he can't undo the shock. The convalescence is likely to be prolonged.

Scudder Distributors, Inc.

THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF THE ECONOMIC ADVISORS OF ZURICH SCUDDER INVESTMENTS, INC. AS OF JULY 1, 2001, AND MAY NOT ACTUALLY COME TO PASS.

PERFORMANCE UPDATE

[CONDON PHOTO]
PHILIP G. CONDON JOINED THE FIRM IN 1983 AND IS LEAD PORTFOLIO MANAGER OF THE TRUST AND MANAGING DIRECTOR OF ZURICH SCUDDER INVESTMENTS' MUNICIPAL BOND GROUP. HE HAS ALSO SERVED AS DIRECTOR OF THE MUNICIPAL BOND RESEARCH DEPARTMENT.

[BRENNAN PHOTO]
ELEANOR R. BRENNAN JOINED THE ORGANIZATION IN 1995 AND IS PORTFOLIO MANAGER OF THE TRUST. SHE IS A SENIOR VICE PRESIDENT OF ZURICH SCUDDER INVESTMENTS, INC. AND A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGE'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.



BOND PRICES SOARED IN EARLY 2001 AS INVESTORS BEGAN TO EMBRACE DIVERSIFICATION AMID CONTINUED STOCK MARKET VOLATILITY. ISSUANCE OF MUNICIPAL BONDS ALSO INCREASED SIGNIFICANTLY AS THE COST OF BORROWING MONEY DECLINED AMID A HOST OF INTEREST RATES CUTS BY THE FEDERAL RESERVE BOARD. BELOW, THE TRUST'S MANAGEMENT TEAM DISCUSSES HOW THE TRUST AND THE MARKET FARED OVER THE LAST SIX MONTHS, AS WELL AS THE OUTLOOK FOR THE ROAD AHEAD.

Q     HOW DID THE U.S. BOND MARKET PERFORM IN THE SIX-MONTH PERIOD ENDED MAY 31,
2001?

A     Bonds generally posted strong results over the course of the last six months. In early 2001, the Federal Reserve Board slashed short-term interest rates 250 basis points to 4 percent by May 15. Those falling rates coupled with a slowing U.S. economy and a volatile stock market rekindled investor interest in bonds.

  As a result of those rate cuts, bond yields declined across the board. While yields for Treasury bonds with maturities of two years or less fell sharply, those with longer maturities of five years or more saw only minor declines. Longer-maturity bonds typically aren't as affected by interest rate cuts and on this occasion might have seen even less of an effect because the bond market was worried that inflation could rear its ugly head. By May 31, 2001, the 10-year Treasury bond's yield had slipped to 5.38 percent, just nine basis points less than six months earlier. However, a two-year bond saw its yield decline by 142 basis pints. Still, the Treasury yield curve was able to revert back to a positive slope in early 2001. It had been inverted in 2000, with 30-year Treasuries yielding less than short-term Treasuries. The municipal bond yield curve did not invert in 2000. It therefore remains positively sloped, with longer-maturity bonds outyielding shorter-maturity bonds. In fact, the municipal bond curve steepened significantly during the period.

Q     HOW WAS THE MUNICIPAL BOND MARKET AFFECTED BY THESE CHANGES?

A     The general slowing of the U.S. economy gave a boost to investor interest in municipal bonds over the course of the last year. Also the Fed's interest rate cuts led to a

 MUNICIPAL BOND YIELDS VS. TREASURY YIELDS

 MAY 31, 2001

                                               AAA-RATED GENERAL OBLIGATION
                                                     MUNICIPAL BONDS          U.S. TREASURIES
-------------------------------------------------------------------------------------------------
    1-YEAR                                                 2.89%                   3.83%
 .................................................................................................
    2-YEAR                                                 3.18                    4.24
 .................................................................................................
    5-YEAR                                                 3.79                    4.94
 .................................................................................................
    10-YEAR                                                4.46                    5.35
 .................................................................................................
    30-YEAR                                                5.21                    5.69
 .................................................................................................

SOURCE: BLOOMBERG BUSINESS NEWS. THE ABOVE LINE CHART IS NOT INTENDED TO PRESENT THE YIELD OF ANY SCUDDER FUND.

PERFORMANCE UPDATE

significant rise in municipal bond sales in the first half of 2001. Issuers have raced to market to take advantage of low borrowing costs and to get deals done before an expected large California issuance later this summer. Specifically, the California Department of Water Resources is expected to issue about $13 billion in bonds in August or September. The sale is designed to help pay back the state coffers drained by the energy crisis that's plagued most of the state. The sale is expected to be the largest ever in the tax-exempt market.

Q     HOW DID SCUDDER MUNICIPAL INCOME TRUST PERFORM IN THIS ENVIRONMENT?

A     Thanks to the bond market's strength and a leveraged portfolio, over the last six months the trust posted strong outperformance on a net asset value as well as a market value basis. On a net asset value basis, the fund delivered a solid 6.41 percent return. And the trust's 11.77 percent return on a market value basis also surpassed the 4.73 percent return of the Lehman Brothers Municipal Bond Index* for the period ended May 31. The fund's results also outperformed the Lipper Closed-End General Municipal Debt Funds (Leveraged) category average of 5.58 percent.

* THE LEHMAN BROTHERS MUNICIPAL BOND INDEX CONTAINS APPROXIMATELY 15,000 BONDS. TO BE IN THE INDEX, A MUNICIPAL BOND MUST MEET THE FOLLOWING CRITERIA: A MINIMUM CREDIT RATING OF BBB, ISSUED AS PART OF AN ISSUE OF AT LEAST $50 MILLION, ISSUED WITHIN THE LAST FIVE YEARS AND A MATURITY OF AT LEAST TWO YEARS. BONDS SUBJECT TO ALTERNATIVE MINIMUM TAX, VARIABLE-RATE BONDS AND ZERO-COUPON BONDS ARE EXCLUDED FROM THE INDEX. INVESTORS CANNOT INVEST IN THE INDEX.

Q     WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET GOING FORWARD?

A     We expect increased investor interest in municipal bonds as portfolio diversification enjoys a renaissance. The stock market's volatile nature over the last year has helped open investors, eyes to the benefits of fixed-income investing. In addition, the economic slowdown has not yet had a dramatic effect on the health of most municipalities' coffers. We believe municipal bond yields are now even more attractive than usual relative to Treasury bonds.

PORTFOLIO COMPOSITION

PORTFOLIO COMPOSITION

                                     ON 5/31/01              ON 11/30/00
-------------------------------------------------------------------------------
    REVENUE BONDS                        69%                      70%
 ...............................................................................
    GENERAL OBLIGATION BONDS             14                       12
 ...............................................................................
    LEASE OBLIGATIONS                     6                        6
 ...............................................................................
    U.S. GOVERNMENT SECURED              11                       12
-------------------------------------------------------------------------------
                                        100%                     100%

[PIE CHART] [PIE CHART]

QUALITY

                                      ON 5/31/01              ON 11/30/00
--------------------------------------------------------------------------------
    AAA                                   70%                      75%
 ................................................................................
    AA                                     8                        7
 ................................................................................
    A                                      5                        4
 ................................................................................
    BBB                                    5                       11
 ................................................................................
    BB                                     1                        1
 ................................................................................
    NOT RATED                             11                        2
--------------------------------------------------------------------------------
                                         100%                     100%

[PIE CHART] [PIE CHART]

THE RATINGS OF STANDARD & POOR'S CORPORATION (S&P) AND MOODY'S INVESTORS SERVICE, INC. (MOODY'S) REPRESENT THEIR OPINIONS AS TO THE QUALITY OF SECURITIES THAT THEY UNDERTAKE TO RATE. THE PERCENTAGE SHOWN REFLECTS THE HIGHER OF MOODY'S OR S&P RATINGS. PORTFOLIO COMPOSITION WILL CHANGE OVER TIME. RATINGS ARE RELATIVE AND SUBJECTIVE AND NOT ABSOLUTE STANDARDS OF QUALITY.

AVERAGE MATURITY

                                      ON 5/31/01              ON 11/30/00
--------------------------------------------------------------------------------
    AVERAGE MATURITY                  9.5 years               10.5 years
--------------------------------------------------------------------------------

LARGEST HOLDINGS

TOP FIVE STATE ALLOCATIONS*
Representing 40.5 percent of the funds portfolio.

                                                                              ON 5/31/01
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

1.          TEXAS                                                                11.5%
----------------------------------------------------------------------------------------

2.          ILLINOIS                                                              9.2%
----------------------------------------------------------------------------------------

3.          NEW YORK                                                              6.9%
----------------------------------------------------------------------------------------

4.          COLORADO                                                              6.6%
----------------------------------------------------------------------------------------

5.          DISTRICT OF COLUMBIA                                                  6.3%
----------------------------------------------------------------------------------------

*PORTFOLIO HOLDINGS AND COMPOSITION ARE SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

SCUDDER MUNICIPAL INCOME TRUST
Portfolio of Investments at May 31, 2001 (unaudited)

    SHORT-TERM MUNICIPAL INVESTMENTS--0.4%                                                PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------

LOUISIANA
                                             Louisiana State Offshore Terminal Port
                                               Authority Revenue Series 1992
                                               3.75%, 09/01/2008*
                                               (Cost $2,500,000)                            $ 2,500,000      $  2,500,000

    LONG-TERM MUNICIPAL INVESTMENTS--99.6%
-----------------------------------------------------------------------------------------------------------------------------

ALABAMA
                                             Alabama Docks Department Facilities
                                               Revenue, 6.30%, 10/01/2021 (c)                 8,250,000         8,782,785
                                             Huntsville, Alabama Solid Waste Authority &
                                               Resource Recovery Revenue, 5.75%,
                                               10/01/2011 (c)                                 8,560,000         9,222,116
                                             --------------------------------------------------------------------------------
                                                                                                               18,004,901
-----------------------------------------------------------------------------------------------------------------------------

ARIZONA
                                             Arizona Health Facilities Authority,
                                               Catholic Healthcare West, Revenue, Series
                                               A, 6.625%, 07/01/2020                          7,000,000         7,089,250
                                             --------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

CALIFORNIA
                                             California General Obligation, Prerefunded
                                               03/01/2005,
                                               5.90%, 03/01/2025 (b)                          7,410,000         8,120,545
                                             Sacramento County, CA, Airport System,
                                               Revenue, 5.90%, 07/01/2024 (c)                 5,000,000         5,207,050
                                             --------------------------------------------------------------------------------
                                                                                                               13,327,595
-----------------------------------------------------------------------------------------------------------------------------

COLORADO
                                             Adams County, Colorado, Multifamily
                                               Housing, Oasis Park Apartments Project,
                                               6.15%, 01/01/2026                              6,000,000         6,142,860
                                             Colorado Department Transportation Revenue,
                                               6.00%, 06/15/2011 (c)                         10,000,000        11,196,400
                                             Colorado Health Facilities Authority,
                                               Revenue, Series A, 5.500%, 12/01/2017          6,145,000         6,330,579
                                               Series A, 6.00%, 12/01/2015                    5,705,000         6,193,462
                                               Series A, 6.00%, 12/01/2016                    2,000,000         2,159,640
                                               6.50%, 11/15/2031                              1,000,000           990,790
                                             Colorado Housing Finance Authority, 7.25%,
                                               10/01/2031                                     1,750,000         1,974,245
                                             Denver, CO, City and County, Airport
                                               Improvement Revenue:
                                               6.00%, 11/15/2014 (c)                          5,000,000         5,382,700
                                               6.75%, 11/15/2013                              2,780,000         2,946,033
                                               Series C, 6.75%, 11/15/2022                    2,610,000         2,758,379
                                               Series C, Prerefunded
                                               11/15/2002, 6.750%, 11/15/2022 (b)               690,000           738,528
                                             --------------------------------------------------------------------------------
                                                                                                               46,813,616

    The accompanying notes are an integral part of the financial statements.   9

PORTFOLIO OF INVESTMENTS

                                                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA
                                             District of Columbia, General Obligation:
                                               Series A, 5.25%, 06/01/2027 (c)              $15,000,000      $ 14,563,200
                                               Series B, 5.50%, 06/01/2011                   25,000,000        26,797,750
                                               5.50%, 06/01/2014                              2,500,000         2,640,077
                                             Washington D.C. Airport Authority, General
                                               Airport Revenue, 5.75%, 10/01/2020 (c)        13,100,000        13,360,559
                                             --------------------------------------------------------------------------------
                                                                                                               57,361,586
-----------------------------------------------------------------------------------------------------------------------------

FLORIDA
                                             Dade County, FL, Aviation Revenue, 5.75%,
                                               10/01/2026 (c)                                13,000,000        13,267,540
                                             Dade County, FL, Special Obligation,
                                               Capital Appreciation, Revenue,
                                               Prerefunded:
                                               10/1/2008, Zero coupon,
                                               10/01/2022 (b)                                 7,735,000         2,415,099
                                               10/1/2008, Zero coupon,
                                               10/01/2024 (b)                                16,955,000         4,662,625
                                             Hillsborough County, FL, Industrial
                                               Development Authority Revenue, University
                                               Community Hospital Project,
                                               5.625%, 08/15/2023                             1,000,000           866,240
                                             Miami-Dade County, FL, Expressway Authority
                                               Toll System Revenue:
                                               6.00%, 07/01/2013 (c)                          1,665,000         1,849,382
                                               6.00%, 07/01/2014 (c)                          1,000,000         1,103,680
                                             Palm Beach County, FL, School Board, Series
                                               A, 5.75%, 08/01/2017 (c)                       2,850,000         3,012,707
                                             --------------------------------------------------------------------------------
                                                                                                               27,177,273
-----------------------------------------------------------------------------------------------------------------------------

HAWAII
                                             Hawaii Airports Systems Revenue,
                                               6.50%, 07/01/2013 (c)                          8,800,000         9,902,640
                                             Hawaii Department Budget and Finance,
                                               Electric Revenue, Series D,
                                               6.15%, 01/01/2020 (c)                          2,195,000         2,331,551
                                             Hawaii Department of Budget and Finance,
                                               Special Purpose, Hawaiian Electric
                                               Company, Inc. Project, Revenue, 6.20%,
                                               05/01/2026 (c)                                13,200,000        13,804,032
                                             Hawaii General Obligation:
                                               Series C, 5.75%, 09/01/2014                    2,310,000         2,469,413
                                               5.875%, 10/01/2016 (c)                         3,220,000         3,441,472
                                             Hawaii Harbor Systems Revenue:
                                               6.00%, 07/01/2011                              2,950,000         3,244,351
                                               6.00%, 07/01/2012                              3,135,000         3,421,100
                                             --------------------------------------------------------------------------------
                                                                                                               38,614,559
-----------------------------------------------------------------------------------------------------------------------------

IDAHO
                                             Idaho Housing Agency, Single Family
                                               Mortgage Revenue, 6.90%, 07/01/2025            1,575,000         1,610,705
                                               7.875%, 07/01/2021                               730,000           735,351
                                             --------------------------------------------------------------------------------
                                                                                                                2,346,056
-----------------------------------------------------------------------------------------------------------------------------

ILLINOIS
                                             Chicago, IL, General Obligation, Series A:
                                               6.00%, 01/01/2014 (c)                          2,085,000         2,359,094
                                               6.125%, 01/01/2016 (c)                         2,000,000         2,189,900
                                               Neighborhoods Alive 21 Program:
                                               Series A, 6.00%, 01/01/2015 (c)                1,000,000         1,131,460
                                               Series A, 6.00%, 01/01/2017 (c)                1,000,000         1,081,280
                                               Series A, 6.125%, 01/01/2015 (c)               2,000,000         2,281,520

 10 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                                                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                             Chicago, IL, O'Hare International Airport
                                               Revenue 5.50%, 01/01/2014                    $10,000,000      $ 10,352,500
                                               Special Facilities Revenue, American
                                               Airlines Income Project, 8.20%,
                                               12/01/2024 (c)                                 4,775,000         5,313,522
                                             Chicago, IL, Skyway Toll Bridge, Revenue,
                                               Prerefunded 01/01/2004,
                                               6.75%, 01/01/2014 (b)                          2,775,000         3,049,806
                                             Hospital Revenue, Adventist Health
                                               System, 5.50%, 11/15/2020                      2,500,000         2,298,425
                                             Illinois Development Finance Authority,
                                               Hospital Revenue, Adventist Health
                                               System, 5.65%, 11/15/2024                      7,500,000         6,932,400
                                             Illinois Educational Facilities Authority
                                               Revenue, Series D:
                                               5.45%, 09/01/2014 (c)                          8,000,000         8,186,480
                                               5.625%, 10/01/2013 (c)                         2,695,000         2,866,375
                                               Depaul University, 5.625%, 10/01/2015          1,710,000         1,794,594
                                             Illinois Health Facility Authority Revenue,
                                               5.625%, 08/15/2019 (c)                         4,000,000         4,096,360
                                             Illinois Regional Transportation Authority,
                                               Cook, DuPage, Kane, Lake, McHenry and
                                               Will Counties, Revenue,
                                               6.125%, 06/01/2022                             4,000,000         4,131,000
                                             Pollution Revenue, Commonwealth Edison
                                               Company Project, Series D,
                                               6.75%, 03/01/2015                              4,220,000         4,684,200
                                             Will County, IL, Exempt Facilities, Mobil
                                               Oil Refining Corp. Project, Revenue,
                                               6.00%, 02/01/2027                              2,000,000         2,065,580
                                             --------------------------------------------------------------------------------
                                                                                                               64,814,496
-----------------------------------------------------------------------------------------------------------------------------

INDIANA
                                             Indiana Health Facilities Financing
                                               Authority, Charity Obligation, Series D,
                                               5.25%, 11/15/2015                              5,200,000         5,210,244
                                             Indiana Health Facility Financing
                                               Authority, Hospital Revenue, Riverview
                                               Hospital Project:
                                               5.50%, 08/01/2019                              1,300,000         1,138,592
                                               5.50%, 08/01/2024                              1,000,000           857,610
                                             Indianapolis, IN, Gas Utility System
                                               Revenue, Prerefunded 6/1/2004,
                                               5.875%, 06/01/2024 (b)                        14,000,000        15,214,500
                                             --------------------------------------------------------------------------------
                                                                                                               22,420,946
-----------------------------------------------------------------------------------------------------------------------------

KANSAS
                                             Overland Park Development Corp.,
                                               7.375%, 01/01/2032                             3,000,000         3,132,090
                                             --------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

KENTUCKY
                                             Kentucky Economic Development Finance
                                               Authority, Health Systems Revenue, Norton
                                               Healthcare Inc., Series 2000 A,
                                               6.50%, 10/01/2020                              2,000,000         2,015,480
                                               6.625%, 10/01/2028                             4,000,000         4,060,160
                                             --------------------------------------------------------------------------------
                                                                                                                6,075,640

    The accompanying notes are an integral part of the financial statements.  11

PORTFOLIO OF INVESTMENTS

                                                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------

LOUISIANA
                                             Louisiana Public Facilities Authority,
                                               Lafayette General Medical Center Project,
                                               Revenue, Prerefunded 10/1/2002, 6.50%,
                                               10/01/2022 (b)                               $ 7,350,000      $  7,827,089
                                             Louisiana State Energy & Power Authority,
                                               Project Revenue,
                                               5.75%, 01/01/2013                              2,000,000         2,188,660
                                             --------------------------------------------------------------------------------
                                                                                                               10,015,749
-----------------------------------------------------------------------------------------------------------------------------

MAINE
                                             Maine Health and Higher Educational
                                               Facilities Authority, Revenue,
                                               5.70%, 07/01/2013                              5,000,000         5,210,000
                                               Prerefunded 07/01/2004,
                                               7.00%, 07/01/2024 (b)                          4,230,000         4,737,008
                                               Prerefunded 07/01/2004,
                                               7.00%, 07/01/2024 (b)                             90,000           100,787
                                             Maine Housing Authority, Mortgage Purchase,
                                               Revenue, 8.30%, 11/15/2028                        30,000            30,099
                                             Maine Turnpike Authority Revenue,
                                               5.00%, 07/01/2017 (c)                          6,165,000         6,111,611
                                             --------------------------------------------------------------------------------
                                                                                                               16,189,505
-----------------------------------------------------------------------------------------------------------------------------

MARYLAND
                                             Howard County, MD, Braeland
                                               Commons Project, Revenue,
                                               6.20%, 06/15/2023                              2,500,000         2,455,750
                                             Multifamily Housing, Edens Commons Project,
                                               Revenue, 6.200%, 06/15/2023                    4,250,000         4,174,775
                                             Maryland State Health and Higher
                                               Educational Facilities Authority:
                                               5.50%, 07/01/2024                              1,000,000           819,600
                                               University of Maryland Medical System
                                               Revenue, Series 2000,
                                               6.75%, 07/01/2030                              2,500,000         2,652,775
                                             --------------------------------------------------------------------------------
                                                                                                               10,102,900
-----------------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS
                                             Massachusetts Port Authority Revenue:
                                               Series B, 5.50%, 07/01/2009                    8,000,000         8,539,600
                                               Series B, 5.50%, 07/01/2015                    3,000,000         3,080,730
                                               Special Facilities, US Air Project,
                                               5.875%, 09/01/2023 (c)                         5,000,000         5,147,700
                                             --------------------------------------------------------------------------------
                                                                                                               16,768,030
-----------------------------------------------------------------------------------------------------------------------------

MICHIGAN
                                             Chippewa County, MI, Warren Memorial
                                               Hospital, Revenue, 5.625%, 11/01/2014          1,500,000         1,356,180
                                             Michigan State CTFS Partners:
                                               5.50%, 06/01/2018                              3,425,000         3,509,221
                                               5.75%, 06/01/2016                              4,640,000         4,901,789
                                             --------------------------------------------------------------------------------
                                                                                                                9,767,190
-----------------------------------------------------------------------------------------------------------------------------

MINNESOTA
                                             Minneapolis and St Paul Metropolitan
                                               Community Airport Revenue:
                                               Series B, 5.50%, 01/01/2010 (c)                3,035,000         3,227,874
                                               Series B, 5.625%, 01/01/2015 (c)               2,500,000         2,593,600
                                               6.00%, 01/01/2012 (c)                          4,395,000         4,789,891
                                             --------------------------------------------------------------------------------
                                                                                                               10,611,365

 12 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                                                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------

MISSOURI
                                             Missouri Health and Educational Facilities
                                               Authority, Lake of the Ozarks General
                                               Hospital, Inc. Project, Revenue:
                                               Prerefunded 02/15/2006,
                                               6.50%, 02/15/2021 (b)                        $   760,000      $    855,243
                                               6.50%, 02/15/2021                                365,000           368,165
                                             St Louis County, MO, Regional Convention,
                                               Revenue, Series C,
                                               7.90%, 08/15/2021                                155,000           162,539
                                               Series C, Prerefunded 8/15/2003,
                                               7.90%, 08/15/2021 (b)                          3,445,000         3,783,196
                                             St. Louis, MO, Industrial Development
                                               Authority Revenue,Senior Lien, St. Louis
                                               Convention , Series A,
                                               7.20%, 12/15/2028                              4,000,000         4,201,480
                                             --------------------------------------------------------------------------------
                                                                                                                9,370,623
-----------------------------------------------------------------------------------------------------------------------------

NEBRASKA
                                             Nebraska Investment Finance Authority,
                                               Single Family Housing Revenue, Series A,
                                               6.70%, 09/01/2026                              7,500,000         7,736,550
                                             --------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

NEVADA
                                             Clark County Nevada Industrial Development
                                               Revenue, Nevada Power Company Project,
                                               6.70%, 06/01/2022                              1,750,000         1,835,085
                                             Las Vegas, Nev., 5.375%, 04/01/2014              2,705,000         2,813,768
                                             Nevada State Capital Improvement & Cultural
                                               Affairs, Series A,
                                               5.50%, 02/01/2014                              2,575,000         2,689,330
                                             Washoe County Nevada School District
                                               General Obligation, 5.75%,
                                               06/01/2014                                     5,450,000         5,794,222
                                             --------------------------------------------------------------------------------
                                                                                                               13,132,405
-----------------------------------------------------------------------------------------------------------------------------

NEW HAMPSHIRE
                                             New Hampshire Higher Educational and Health
                                               Facilities Authority,, Nashua Memorial
                                               Hospital, Revenue,
                                               6.00%, 10/01/2023                              3,000,000         2,947,230
                                             --------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

NEW JERSEY
                                             New Jersey Economic Development Authority,
                                               Revenue, Series A,
                                               5.75%, 05/01/2013                              6,000,000         6,451,200
                                               Harrogate Inc., Series 1997A, Revenue,
                                               5.875%, 12/01/2026                             1,400,000         1,218,392
                                               Water Facilities, New Jersey American
                                               Water Co., Inc. Project, Revenue,
                                               6.875%, 11/01/2034 (c)                        10,775,000        11,788,604
                                             New Jersey Health Care Facilities Financing
                                               Authority, General Hospital Center at
                                               Passaic, Revenue, ETM,
                                               6.75%, 07/01/2019**                            5,000,000         5,912,150
                                             New Jersey Highway Authority, Garden State
                                               Parkway General Revenue,
                                               5.60%, 01/01/2017 (c)                          8,000,000         8,428,880
                                             New Jersey State Transportation Trust Fund
                                               Authority, Series A,
                                               5.75%, 06/15/2017                             10,000,000        10,588,300
                                             --------------------------------------------------------------------------------
                                                                                                               44,387,526

    The accompanying notes are an integral part of the financial statements.  13

PORTFOLIO OF INVESTMENTS

                                                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------

NEW MEXICO
                                             New Mexico Mortgage Finance Authority,
                                               Single Family Mortgage, Revenue,
                                               8.30%, 03/01/2020                            $ 1,285,000      $  1,302,720
                                             --------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

NEW YORK
                                             Nassau County, NY, Health Facilities,
                                               Revenue, 6.00%, 08/01/2015                     3,390,000         3,716,389
                                             New York City, NY:
                                               Transitional Financial Authority Revenue
                                               Bond, Series 2000 B,
                                               6.125%, 11/15/2014                             2,000,000         2,237,880
                                               Transitional Finance Authority
                                               Revenue, Series B,
                                               6.125%, 11/15/2015                             3,000,000         3,337,410
                                               General Obligation, 7.50%, 08/01/2003            310,000           312,254
                                               General Obligation, 7.50%, 08/01/2004            755,000           760,489
                                             New York, NY, Series F,
                                               5.25%, 08/01/2015                             10,380,000        10,651,748
                                             New York State Dormitory Authority:
                                               Revenue, State University Educational
                                               Facilities, Revenue, Prerefunded
                                               05/15/2002, 7.25%, 05/15/2018 (b)              5,000,000         5,307,263
                                               Bronx-Lebanon Hospital Center, Revenue,
                                               5.20%, 02/15/2016                              1,770,000         1,777,363
                                               Jamaica Hospital, Revenue,
                                               5.20%, 02/15/2016                              1,000,000         1,004,160
                                               City University NC, Revenue,
                                               5.625%, 07/01/2016                             1,500,000         1,618,260
                                             New York State Housing Finance Agency,
                                               Service Contract, Revenue, Prerefunded
                                               03/15/2002, 7.375%, 09/15/2021 (b)             3,000,000         3,165,960
                                             New York State Thruway Authority: Revenue,
                                               5.75%, 04/01/2014 (c)                          2,000,000         2,150,720
                                               Service Contract, Local Highway & Bridge
                                               Revenue, 5.625%, 04/01/2013                    5,000,000         5,356,650
                                             Niagara Falls, NY, School District Revenue,
                                               5.60%, 06/15/2014                              1,180,000         1,249,396
                                             Niagara Frontier Transportation, NY,
                                               Greater Buffalo International Airport,
                                               Revenue, 6.25%, 04/01/2024 (c)                 5,750,000         6,153,190
                                             --------------------------------------------------------------------------------
                                                                                                               48,799,132
-----------------------------------------------------------------------------------------------------------------------------

NORTH CAROLINA
                                             Charlotte, NC, Airport, Revenue, Series B:
                                               5.75%, 07/01/2013 (c)                          2,480,000         2,636,810
                                               5.875%, 07/01/2014 (c)                         1,140,000         1,214,431
                                             North Carolina Municipal Power Agency,
                                               Electric Revenue, Series 1999 B,
                                               6.375%, 01/01/2013                             3,000,000         3,188,730
                                             --------------------------------------------------------------------------------
                                                                                                                7,039,971
-----------------------------------------------------------------------------------------------------------------------------

NORTH DAKOTA
                                             Grand Forks, ND, Health Care Systems
                                               Revenue, Series 2000,
                                               7.125%, 08/15/2024                             3,400,000         3,504,346
                                             North Dakota State Housing Finance Agency,
                                               Single Family Mortgage Revenue, Series A,
                                               8.375%, 07/01/2021                               236,000           239,264
                                             --------------------------------------------------------------------------------
                                                                                                                3,743,610

 14 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                                                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------

OHIO
                                             Cuyahoga County, OH, Meridia Health System,
                                               Hospital Revenue, Prerefunded 8/15/2005,
                                               6.25%, 08/15/2024 (b)                        $ 2,350,000      $  2,626,924
                                             Green Springs, OH, Health Care: Revenue, St
                                               Francis Health Care Center Project,
                                               Series A, 7.125%, 05/15/2025                   6,000,000         4,827,480
                                             Ohio Higher Education Facility Commission,
                                               University of Findlay Project, Revenue:
                                               6.125%, 09/01/2016                             2,000,000         2,062,500
                                               6.15%, 09/01/2011                              1,635,000         1,703,997
                                             --------------------------------------------------------------------------------
                                                                                                               11,220,901
-----------------------------------------------------------------------------------------------------------------------------

OKLAHOMA
                                             Oklahoma Turnpike Authority, Turnpike
                                               System Revenue, 7.875%, 01/01/2021               355,000           359,750
                                             Tulsa, OK, Airport Improvement Trust,
                                               Revenue, Prerefunded 6/1/2002,
                                               7.70%, 06/01/2013 (b)                          3,315,000         3,469,313
                                             --------------------------------------------------------------------------------
                                                                                                                3,829,063
-----------------------------------------------------------------------------------------------------------------------------

OREGON
                                             Oregon State Department Administrative
                                               Services:
                                               5.50%, 05/01/2010 (c)                          2,245,000         2,387,872
                                               5.60%, 05/01/2011 (c)                          2,120,000         2,255,595
                                               6.25%, 05/01/2017 (c)                          1,000,000         1,148,760
                                               6.25%, 05/01/2018 (c)                          1,000,000         1,148,760
                                             Portland Oregon Urban Renewal and Revenue
                                               Bonds:
                                               5.625%, 06/15/2015 (c)                         3,100,000         3,267,679
                                               5.75%, 06/15/2018 (c)                          2,225,000         2,343,726
                                               5.75%, 06/15/2019 (c)                          2,820,000         2,961,423
                                             --------------------------------------------------------------------------------
                                                                                                               15,513,815
-----------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA
                                             Hazelton Health Services Authority,
                                               Hospital Revenue, 5.625%, 07/01/2017           1,980,000         1,728,184
                                             Pennsylvania Higher Education Facilities
                                               Authority UPMC Health System Series A,
                                               6.00%, 01/15/2031                              2,570,000         2,572,776
                                             Philadelphia, PA, Gas Works, Revenue,
                                               Prerefunded 7/1/2003,
                                               6.375%, 07/01/2026 (b)                         2,565,000         2,774,997
                                             --------------------------------------------------------------------------------
                                                                                                                7,075,957
-----------------------------------------------------------------------------------------------------------------------------

SOUTH CAROLINA
                                             South Carolina Jobs and Economic
                                               Development Authority, Hospital
                                               Facilities Revenue, Series 2000 A,
                                               7.375%, 12/15/2021                             2,000,000         2,050,660
                                             --------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

TENNESSEE
                                             Memphis-Shelby County, TN, Airport
                                               Authority, Revenue, Series D,
                                               6.25%, 03/01/2017 (c)                          4,690,000         5,091,417
                                             --------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

TEXAS
                                             Austin, TX, Hotel Occupancy Tax, Revenue:
                                               6.00%, 11/15/2013 (c)                          3,190,000         3,480,035
                                               6.00%, 11/15/2015 (c)                          3,480,000         3,758,574
                                               6.00%, 11/15/2016 (c)                          3,625,000         3,899,558

    The accompanying notes are an integral part of the financial statements.  15

PORTFOLIO OF INVESTMENTS

                                                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------
                                             EL Paso, Texas General Obligation:
                                               5.875%, 08/15/2012                      $ 1,000,000      $  1,065,580
                                               5.875%, 08/15/2013                        1,570,000         1,666,869
                                               5.875%, 08/15/2014                        1,665,000         1,759,489
                                             Harris County, TX, Port Houston
                                               Authority, General Obligation,
                                               5.00%, 10/01/2017 (c)                     1,500,000         1,431,555
                                             Houston, TX, Airport System Revenue,
                                               5.50%, 07/15/2017                         3,300,000         3,322,770
                                               Series A, 5.875%, 07/01/2014              3,960,000         4,188,096
                                             Lower Neches Valley, TX, Lower Neches
                                               Valley Authority, Industrial
                                               Development Corp., Mobil Oil
                                               Refining Corp. Project, Revenue,
                                               6.40%, 03/01/2030                        17,000,000        17,841,840
                                             Red River, TX, Educational Finance
                                               Revenue, 6.00%, 08/15/2019                5,390,000         5,667,154
                                             Richardson, TX, Hospital Authority,
                                               Hospital Revenue, Series 1998,
                                               5.625%, 12/01/2028                        5,000,000         4,300,950
                                             State of Texas, Turnpike Authority
                                               Revenue, Series 1996 5.50%,
                                               01/01/2015                               14,605,000        15,083,168
                                             Tarrant County, TX, Health Facilities
                                               Development Corp., Hospital Revenue,
                                               6.70%, 11/15/2030                         4,500,000         4,597,605
                                             Texas College Student Loans, General
                                               Obligation, 5.00%, 08/01/2021             4,015,000         3,723,471
                                             Texas, Harris County, 6.375%,
                                               06/01/2029                                5,500,000         5,597,900
                                             ---------------------------------------------------------------------------
                                                                                                          81,384,614
------------------------------------------------------------------------------------------------------------------------

UTAH
                                             Utah Housing Finance Agency, Single
                                               Family Mortgage Revenue, 6.65%,
                                               07/01/2026                                  340,000           350,754
                                             ---------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

WASHINGTON
                                             Port Seattle Washington Revenue,
                                               6.00%, 02/01/2013 (c)                     7,355,000         8,084,101
                                             Port Seattle, WA, Special Facilities,
                                               Revenue:
                                               Series B, 5.50%, 09/01/2011 (c)           1,085,000         1,149,134
                                               Series B, 5.75%, 09/01/2013 (c)           1,045,000         1,108,536
                                             Skagit County Washington School Dist.
                                               No 100, 5.625%, 12/01/2014                1,570,000         1,659,773
                                             Snohomish County, WA, Public Utility
                                               Revenue, 5.375%, 12/01/2024               7,500,000         7,460,400
                                             Washington Public Power Supply System,
                                               Nuclear Project, Revenue: 5.00%,
                                               07/01/2012                               10,200,000        10,314,648
                                               5.60%, 07/01/2015 (c)                     3,000,000         3,064,590
                                             Washington State, General Obligation:
                                               5.50%, 07/01/2013                         2,000,000         2,096,200
                                               Series 2000 A, 5.50%, 07/01/2016          4,835,000         4,979,325
                                             ---------------------------------------------------------------------------
                                                                                                          39,916,707

 16 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                                                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------

WEST VIRGINIA
                                             West Virginia State Hospital Finance
                                               Authority, Hospital Revenue,
                                               Charleston Area Medical Center,
                                               Series A:
                                               6.75%, 09/01/2022                       $12,000,000      $ 12,751,080
                                               6.75%, 09/01/2030                         4,000,000         4,233,000
                                             ---------------------------------------------------------------------------
                                                                                                          16,984,080
------------------------------------------------------------------------------------------------------------------------

WISCONSIN
                                             Wisconsin State Health and Educational
                                               Facilities Authority, Aurora Health
                                               Care Inc., Series 1999 A,
                                               5.60%, 02/15/2029                         6,000,000         5,199,840
                                             ---------------------------------------------------------------------------
                                             ---------------------------------------------------------------------------
                                             TOTAL LONG-TERM MUNICIPAL INVESTMENTS
                                             (Cost $667,753,712)                                         707,710,322
                                             ---------------------------------------------------------------------------
                                             TOTAL INVESTMENT PORTFOLIO--100.0%
                                             (Cost $670,253,712) (a)                                    $710,210,322
                                             ---------------------------------------------------------------------------

 NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost for federal income tax purpose was $670,253,712. At May 31, 2001, net unrealized appreciation for all securities based on tax cost was $39,956,610. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $43,512,195 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,555,585.

(b) Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(c) Bond is insured by one of these companies: AMBAC, FGIC or MBIA/BIG.

 * Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. Variable rate demand notes are, securities whose yields are periodically reset at levels that are generally compatible to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purpose of calculating average weighted maturity, at the longer of the period remaining until the next rate change or the extent of the demand period.

** ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

    The accompanying notes are an integral part of the financial statements.  17

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2001 (unaudited)

ASSETS
----------------------------------------------------------------------------
Investments in securities, at value (cost $670,253,712)         $710,210,322
----------------------------------------------------------------------------
Cash                                                                 341,285
----------------------------------------------------------------------------
Interest receivable                                               12,649,191
----------------------------------------------------------------------------
TOTAL ASSETS                                                     723,200,798
----------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------
Payable for investments purchased                                  2,522,670
----------------------------------------------------------------------------
Dividend payable                                                   2,329,958
----------------------------------------------------------------------------
Income payable                                                       384,066
----------------------------------------------------------------------------
Accrued management fee                                               320,023
----------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                   50,575
----------------------------------------------------------------------------
Other accrued expenses and payables                                  361,161
----------------------------------------------------------------------------
Total liabilities                                                  5,968,453
----------------------------------------------------------------------------
NET ASSETS, AT VALUE                                            $717,232,345
----------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------
Net assets consist of:
Accumulated distributions in excess of net investment income    $ (1,183,652)
----------------------------------------------------------------------------
Remarketed preferred shares, par value $.01 per share,
unlimited number of shares authorized, 53,000 shares
outstanding at $5 thousand liquidation value per share           265,000,000
----------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments         39,956,610
----------------------------------------------------------------------------
Accumulated net realized gain (loss)                             (17,952,454)
----------------------------------------------------------------------------
Paid-in-capital                                                  431,411,841
----------------------------------------------------------------------------
NET ASSETS, AT VALUE                                            $717,232,345
----------------------------------------------------------------------------
NET ASSET VALUE
----------------------------------------------------------------------------
NET ASSET VALUE PER COMMON SHARE
($452,232,345 / 38,832,628 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares
authorized) (Net assets less remarketed preferred shares at
liquidation value divided by common shares outstanding)               $11.65
----------------------------------------------------------------------------

 18 The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Six months ended May 31, 2001 (unaudited)

INVESTMENT INCOME
---------------------------------------------------------------------------
Interest                                                        $20,324,054
---------------------------------------------------------------------------
Expenses:
Management fee                                                    1,971,262
---------------------------------------------------------------------------
Services to shareholders                                             55,130
---------------------------------------------------------------------------
Custodian fees                                                        9,211
---------------------------------------------------------------------------
Auditing                                                             30,382
---------------------------------------------------------------------------
Legal                                                                 9,544
---------------------------------------------------------------------------
Trustees' fees and expenses                                           6,033
---------------------------------------------------------------------------
Reports to shareholders                                              23,647
---------------------------------------------------------------------------
Remarketing fee                                                     272,033
---------------------------------------------------------------------------
Other                                                                98,547
---------------------------------------------------------------------------
Total expenses, before expense reductions                         2,475,789
---------------------------------------------------------------------------
Expense reductions                                                   (8,330)
---------------------------------------------------------------------------
Total expenses, after expense reductions                          2,467,459
---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     17,856,595
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
---------------------------------------------------------------------------
Net realized gain (loss) from investments                          (569,857)
---------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period
on investments                                                   15,202,498
---------------------------------------------------------------------------
Net gain (loss) on investment transactions                       14,632,641
---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                      $32,489,236
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  19

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED
                                                                  MAY 31,             YEAR ENDED
                                                                    2001             NOVEMBER 30,
                                                                (UNAUDITED)              2000
INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------------------------
Operations:
Net investment income (loss)                                    $ 17,856,595         $ 36,144,286
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                 (569,857)          (2,391,943)
-------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period
on investment transactions                                        15,202,498           19,001,276
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                        32,489,236           52,753,619
-------------------------------------------------------------------------------------------------
Distributions to shareholders:
From net investment income
Common shares                                                    (13,979,746)         (31,186,785)
-------------------------------------------------------------------------------------------------
Remarketed preferred shares                                       (5,155,873)         (10,873,136)
-------------------------------------------------------------------------------------------------
Fund share transactions:
Net proceeds from shares issued to common shareholders in
reinvestment of distributions                                             --              274,819
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
transactions                                                              --              274,819
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                 13,353,617           10,968,517
-------------------------------------------------------------------------------------------------
Net assets at beginning of period                                703,878,728          692,910,211
-------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (including accumulated
distributions in excess of and undistributed net investment
income of $1,183,652 and $95,372, respectively)                 $717,232,345         $703,878,728
-------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                         38,832,628           38,808,200
-------------------------------------------------------------------------------------------------
Shares issued to common shareholders in reinvestment of
distributions                                                             --               24,428
-------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares                                    --               24,428
-------------------------------------------------------------------------------------------------
Shares outstanding at end of period                               38,832,628           38,832,628
-------------------------------------------------------------------------------------------------

 20 The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS AND MARKET PRICE DATA.

                                                        SIX MONTHS
                                                          ENDED              YEAR ENDED NOVEMBER 30,
                                                       MAY 31, 2001     ---------------------------------
                                                       (UNAUDITED)       2000        1999        1998
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $11.30         11.03       12.41       12.33
-------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                         .46(a)        .93(a)      .92(a)      .99
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment
transactions                                                  .38           .42       (1.28)        .16
-------------------------------------------------------------------------------------------------------
Total from investment operations                              .84          1.35        (.36)       1.15
-------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income to common shareholders                 (.36)         (.80)       (.83)       (.87)
-------------------------------------------------------------------------------------------------------
Net investment income to preferred shareholders
(common share equivalent)                                    (.13)         (.28)       (.18)       (.20)
-------------------------------------------------------------------------------------------------------
Total distributions                                          (.49)        (1.08)      (1.01)      (1.07)
-------------------------------------------------------------------------------------------------------
Dilution resulting from remarketed preferred shares
(b)                                                            --            --        (.01)         --
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $11.65         11.30       11.03       12.41
-------------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD                                $11.10         10.25       10.31       14.63
TOTAL RETURN PER COMMON SHARE
-------------------------------------------------------------------------------------------------------
BASED ON NET ASSET VALUE (%)                                 6.41**       10.40       (4.69)       7.96
-------------------------------------------------------------------------------------------------------
BASED ON MARKET VALUE (%)                                   11.77**        7.11      (24.40)      10.60
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets at end of year, net of remarketed preferred
shares ($ millions)                                           452           439         428         478
-------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)
(excluding preferred shares)                                 1.09*         1.24        1.13        1.02
-------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)
(excluding preferred shares)                                 1.09*         1.24        1.12        1.02
-------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)
(including preferred shares)                                  .69*          .77         .77         .70
-------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)
(including preferred shares)                                  .69*          .77         .76         .70
-------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)
(excluding preferred shares)                                 7.89*         8.48        7.76        8.04
-------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)
(including preferred shares)                                 4.98*         5.23        5.27        5.54
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                    10*           38          38          17
-------------------------------------------------------------------------------------------------------
Remarketed preferred shares information
at end of period:
Aggregate amount outstanding ($ thousands)                265,000       265,000     265,000     215,000
-------------------------------------------------------------------------------------------------------
Asset coverage per share ($)                               13,500        13,300      13,100      16,100
-------------------------------------------------------------------------------------------------------
Liquidation and market value per share ($)                  5,000         5,000       5,000       5,000
-------------------------------------------------------------------------------------------------------


                                                         YEAR ENDED NOVEMBER 30,
                                                        -------------------------
                                                         1997        1996
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------
Net asset value, beginning of period                      12.31       12.41
------------------------------------------------------
Income from investment operations:
Net investment income                                      1.04        1.07
------------------------------------------------------
Net realized and unrealized gain (loss) on investment
transactions                                                .05        (.10)
------------------------------------------------------
Total from investment operations                           1.09         .97
------------------------------------------------------
Less distributions from:
Net investment income to common shareholders               (.87)       (.87)
------------------------------------------------------
Net investment income to preferred shareholders
(common share equivalent)                                  (.20)       (.20)
------------------------------------------------------
Total distributions                                       (1.07)      (1.07)
------------------------------------------------------
Dilution resulting from remarketed preferred shares
(b)                                                          --          --
------------------------------------------------------
Net asset value, end of period                            12.23       12.31
------------------------------------------------------
MARKET VALUE, END OF PERIOD                               14.13       13.13
TOTAL RETURN PER COMMON SHARE
------------------------------------------------------
BASED ON NET ASSET VALUE (%)                               7.57        6.56
------------------------------------------------------
BASED ON MARKET VALUE (%)                                 15.16       11.57
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------
Net assets at end of year, net of remarketed preferred
shares ($ millions)                                         471         466
------------------------------------------------------
Ratio of expenses before expense reductions (%)
(excluding preferred shares)                               1.02        1.06
------------------------------------------------------
Ratio of expenses after expense reductions (%)
(excluding preferred shares)                               1.02        1.06
------------------------------------------------------
Ratio of expenses before expense reductions (%)
(including preferred shares)                                .69         .72
------------------------------------------------------
Ratio of expenses after expense reductions (%)
(including preferred shares)                                .69         .72
------------------------------------------------------
Ratio of net investment income (%)
(excluding preferred shares)                               8.66        8.87
------------------------------------------------------
Ratio of net investment income (%)
(including preferred shares)                               5.92        6.03
------------------------------------------------------
Portfolio turnover rate (%)                                   7          26
------------------------------------------------------
Remarketed preferred shares information
at end of period:
Aggregate amount outstanding ($ thousands)              215,000     215,000
------------------------------------------------------
Asset coverage per share ($)                             16,000      15,800
------------------------------------------------------
Liquidation and market value per share ($)                5,000       5,000
------------------------------------------------------

NOTE: Total return based on net asset value reflects changes in the Fund's net asset value during the year. Total return based on market value reflects changes in market value. Each figure includes reinvestment of dividends. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares trade during the year.

(a) Based on monthly average shares outstanding during the period.

(b) Effective November 24, 1999, the Fund issued 10,000 remarketed preferred shares.

 * Annualized.

** Not annualized.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    SIGNIFICANT
     ACCOUNTING POLICIES     Scudder Municipal Income Trust (the "Fund"),
                             formerly Kemper Municipal Income Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

                             The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

                             SECURITY VALUATION. Investments are stated at value. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the calculated mean between the most recent bid and asked quotation supplied by a bona fide market maker shall be used.

                             Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

                             FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required. At November 30, 2000, the Fund had a tax basis net loss carryforward of approximately $16,297,000 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until November 30, 2003 ($7,649,000), November 30, 2007 (5,496,000) and
                             November 30, 2008 ($3,152,000), the respective expiration dates, or whichever occurs first.

                             DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income to common shareholders, if any, are made monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

                             The timing and characterization of certain income and gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income
                             (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

                             REMARKETED PREFERRED SHARES. The Fund has issued and outstanding 10,800 Series A, 10,700 Series B, 10,800 Series C, 10,700 Series D and 10,000 Series E remarketed preferred shares, each at a liquidation value of $5,000 per share. The dividend rate on each series is set by the remarketing agent, and the dividends are paid every 28 days. Preferred shareholders will vote together with

NOTES TO FINANCIAL STATEMENTS

                             common shareholders as a single class and have the same voting rights, subject to certain class specific preferences.

                             OTHER. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted and amortized for both tax and financial reporting purposes.

--------------------------------------------------------------------------------

2    PURCHASE AND SALES
     OF SECURITIES           For the six months ended May 31, 2001, investment
                             transactions (excluding short-term instruments) are as follows:

                             Purchases                               $38,083,169

                             Proceeds from sales                      36,150,388

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Zurich Scudder Investments, Inc., formerly Scudder Kemper Investments, Inc., ("ZSI" or the "Advisor") and pays a monthly investment management fee of 1/12 of the annual rate of .55% of average weekly net assets. The Fund incurred a management fee of $1,971,262 for the six months ended May 31, 2001.

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, is the shareholder service agent of the Fund. Under the agreement, SISC received shareholder services fees of $21,197 for the six months ended May 31, 2001, of which $19,332 is unpaid at May 31, 2001.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers of the Advisor. For the six months ended May 31, 2001, the Fund made no payments to its officers and incurred trustees' fees of $6,033 to independent trustees.

--------------------------------------------------------------------------------

4    EXPENSE OFF-SET
     ARRANGEMENTS            The Fund has entered into arrangements with its
                             custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended May 31, 2001, the Fund's custodian and transfer agent fees were reduced by $4,523 and $3,807, respectively, under these arrangements.

--------------------------------------------------------------------------------

5    LINE OF CREDIT          The Fund and several affiliated funds (the
                             "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemptions requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants.
                             Interest is calculated at the Federal Funds rate plus .5%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

SHAREHOLDERS' MEETING

ANNUAL SHAREHOLDERS' MEETING

An annual shareholders' meeting was held on May 24, 2001, for Scudder Municipal Income Trust. Shareholders were asked to vote on two separate issues: election of members to the Board of Trustees, and ratification of Ernst & Young LLP as independent auditors. The following are the results for each issue:

1) Election of Trustees (effective July 1, 2001)

                                  For        Withheld
      John W. Ballantine       18,401,752     5,037
      Lewis A Burnham          18,396,802     5,037
      Mark Casady              18,400,980     5,037
      Linda C. Coughlin        18,401,911     5,037
      Donald L. Dunaway        18,402,094     5,037
      James R. Edgar           18,386,763     5,037
      William F. Glavin        18,401,150     5,037
      Robert B. Hoffman        18,403,067     5,037
      Shirley D. Peterson      18,392,447     5,037
      Fred B. Renwick          18,399,659     5,037
      William P. Sommers       18,393,856     5,037
      John G. Weithers         18,397,530     5,037

2) Ratification of the selection of Ernst & Young LLP as independent auditors for the fund. This item was approved.

         For      Against
      18,390,206   89,331

NOTES

NOTES

NOTES

TRUSTEES&OFFICERS

TRUSTEES                          OFFICERS

JAMES E. AKINS                    MARK S. CASADY                    LINDA J. WONDRACK
Trustee                           President                         Vice President
LINDA C. COUGHLIN                 PHILIP J. COLLORA                 MAUREEN E. KANE
Trustee and Vice President        Vice President and                Secretary
                                  Assistant Secretary
JAMES R. EDGAR                                                      CAROLINE PEARSON
Trustee                           JOHN R. HEBBLE                    Assistant Secretary
                                  Treasurer
ARTHUR R. GOTTSCHALK                                                BRENDA LYONS
Trustee                           PHILIP G. CONDON                  Assistant Treasurer
                                  Vice President
FREDERICK T. KELSEY
Trustee                           KATHRYN L. QUIRK
                                  Vice President
FRED B. RENWICK
Trustee
JOHN G. WEITHERS
Trustee

 .............................................................................................
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
 .............................................................................................
SERVICE AGENT                         SCUDDER INVESTMENTS SERVICE COMPANY
                                      P.O. Box 219006
                                      Kansas City, MO 64121
                                      (800) 294-4366
 .............................................................................................
SHAREHOLDER                           ZURICH SCUDDER INVESTMENTS, INC.
INFORMATION LINE                      Web information available at
                                      cef.scudder.com
                                      (800) 349-4281
 .............................................................................................
CUSTODIAN AND                         STATE STREET BANK AND TRUST COMPANY
TRANSFER AGENT                        225 Franklin Street
                                      Boston, MA 02110
 .............................................................................................
INDEPENDENT AUDITORS                  ERNST & YOUNG LLP
                                      233 South Wacker Drive
                                      Chicago, IL 60606

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